CONVERTIBLE NOTES (Details Narrative) - USD ($)										6 Months Ended		12 Months Ended
	Jun. 23, 2021	Jun. 07, 2021	Apr. 30, 2021	Apr. 26, 2021	Apr. 23, 2021	Apr. 23, 2021	Apr. 06, 2021	Mar. 25, 2021	Dec. 11, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt Instrument, interest rate												3.00%
Debt instrument, discount										$ 2,865,027		$ 949,495	$ 0
Proceeds from convertible note										$ 3,670,000		$ 950,000
Number of warrants issued										8,000,000		3,125,000
Warrants term										5 years		5 years
Fair value of warrants										$ 3,359,716		$ 2,599,066
Debt Instrument, Increase, Accrued Interest										41,085	$ 26,662
Common Stock [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	2,422,195	2,431,506	2,058,686	2,063,391		836,574
Debt Conversion, Converted Instrument, Amount	$ 200,000	$ 200,000	$ 250,000	$ 250,000		$ 100,000
Debt Instrument, Increase, Accrued Interest	$ 10,247	25,644	3,630	$ 3,178		$ 1,644
Fair Value of Issued Shares.		$ 297,373	$ 338,654
Unsecured, Convertible Note [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Convertible note value								$ 4,000,000	$ 1,000,000
Debt instrument, maturity date									Jan. 11, 2022
Debt Instrument, interest rate									10.00%
Debt Instrument, discount rate									5.00%
Debt instrument, discount									$ 50,000	3,000,000		1,000,000
Proceeds from convertible note									$ 950,000
Debt instrument, description									The note contains a discount to market feature, whereby, the lender can purchase stock at 90% of the lowest trading price for a period of ten (10) days preceding the conversion date
Debt issuance costs										$ 330,000		$ 86,000
Debt instrument term, description									thirteen-month
Unsecured, Convertible Note [Member] | First Convertible Debenture [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Convertible note value								$ 500,000
Debt instrument, maturity date								Mar. 25, 2022
Debt Instrument, interest rate								10.00%
Debt instrument term, description								one year
Unsecured, Convertible Note [Member] | Secound Convertible Debenture [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Convertible note value							$ 500,000
Unsecured, Convertible Note [Member] | Third Convertible Debenture [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Convertible note value					$ 3,000,000